ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) - USD ($)			12 Months Ended
	Jul. 22, 2019	May 21, 2019	Dec. 31, 2019
Organization Consolidation And V I E Arrangements [Line Items]
Maximum foreign ownership in equity interest of PRC internet businesses (as a percent)			50.00%
Term of agreement			10 years
New Admiral Limited [Member] | Marvel Billion Development Limited [Member]
Organization Consolidation And V I E Arrangements [Line Items]
Payment received from sale of equity interest of a subsidiary	$ 1,000,000
Payment by Buyer for net liabilities	$ 4,521,053
Unicorn
Organization Consolidation And V I E Arrangements [Line Items]
Ordinary shares issued for consideration		632,660,858